Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Capital and financial risk management
Guaranteed amount on sale of trade receivables	€ 1,341	€ 1,503
Credit risk
Capital and financial risk management
Maximum exposure to credit risk	34,389	32,111
Credit risk | Cash at bank and in hand
Capital and financial risk management
Maximum exposure to credit risk	2,220	2,705
Credit risk | Money Market funds
Capital and financial risk management
Maximum exposure to credit risk	5,276	3,116
Credit risk | Managed investment funds.
Capital and financial risk management
Maximum exposure to credit risk	3,349	2,954
Credit risk | Current bonds and debt securities
Capital and financial risk management
Maximum exposure to credit risk	1,446	1,053
Credit risk | Non-current debt securities
Capital and financial risk management
Maximum exposure to credit risk	930	797
Credit risk | Collateral assets
Capital and financial risk management
Maximum exposure to credit risk	698	3,107
Credit risk | Other investments (note 13)
Capital and financial risk management
Maximum exposure to credit risk	2,438	2,045
Credit risk | Derivative financial instruments
Capital and financial risk management
Maximum exposure to credit risk	4,626	3,151
Credit risk | Trade receivables
Capital and financial risk management
Maximum exposure to credit risk	6,083	5,924
Credit risk | Contract assets and other receivables
Capital and financial risk management
Maximum exposure to credit risk	4,457	4,531
Credit risk | Performance bonds and other guarantees
Capital and financial risk management
Maximum exposure to credit risk	€ 2,866	€ 2,728